Intangible Assets and Goodwill	6 Months Ended
Sep. 30, 2022
Intangible Assets and Goodwill [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 9 — INTANGIBLE ASSETS AND GOODWILL

Intangible assets and Goodwill consist of the following:

Description	Customer acquisition List	Goodwill	Softwares	Total	Intangible asset under development
As at March 31, 2021	59,216,654	390,927	377	59,607,958	—
Additions	—	—	—	—	160,000
Disposals		(317,752)	(377)	(318,129)
Exchange differences	—	(208)		(208)
Acquisition through business combination				—
As at September 30, 2021	59,216,654	73,383	—	59,290,037	160,000
As at March 31, 2021	59,216,654	390,927	377	59,607,958	—
Additions				—	166,587
Derecognised on ‘Disposals of a subsidiary		(317,752)	(377)	(318,129)
Exchange differences		167		167
Acquisition through business combination				—
As at 31 March, 2022	59,216,654	73,008	—	59,289,662	166,587
Additions				—	3,670,501
Derecognised on ‘Disposals of a subsidiary			—
Exchange differences		316		316	461
Acquisition through business combination				—
As at 30 September, 2022	59,216,654	72,692	—	59,289,346	3,836,627

Description	Customer acquisition List	Goodwill	Softwares	Total	Intangible asset under development
Accumulated amortisation
As at March 31, 2021	12,135,640	—	114	12,135,754	—
Charge for the year	6,015,398	—	—	6,015,398
Disposals			(114)	(114)
Acquisition through business combination
As at 30 September, 2021	18,151,038	—	—	18,151,038	—
As at March 31, 2021	12,135,640	—	114	12,135,754
Charge for the year	11,894,518	—	—	11,894,518
Derecognised on ‘Disposals of a subsidiary			(114)	(114)
Acquisition through business combination
As at 31 March, 2022	24,030,158	—	—	24,030,158	—
Charge for the year	5,623,417	—	—	5,623,417
Derecognised on ‘Disposals of a subsidiary			—	—
Acquisition through business combination
As at 30 September, 2022	29,653,575	—	—	29,653,575	—
Net block as at 30 September 2021	41,065,616	73,383	—	41,138,999	160,000
Net block as at 31 March, 2022	35,186,496	73,008	—	35,259,504	166,587
Net block as at 30 September 2022	29,563,079	72,692	—	29,635,771	3,836,627

The above intangible assets are other than internally generated. Refer Note 24 for goodwill on consolidation.